General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
General and administrative costs
General and administrative costs	€ 4,145	€ 5,412	€ 8,171	€ 10,320